Employee Benefit Plans - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes Recognized in Comprehensive Income
Net actuarial (gain) loss during period	$ 550	$ (1,050)	$ (1,244)
Amortization of actuarial loss	(244)	(599)	(1,069)
Prior service (credits) costs during period	29	96	0
Amortization of prior service (costs) credits	13	19	14
Other Benefits
Net Periodic Benefit Cost
Service cost	33	43	43
Interest cost	97	60	53
Expected return on plan assets	0	0	0
Amortization of prior service costs (credits)	(25)	(27)	(27)
Recognized actuarial losses	(19)	13	16
Settlement losses	0	0	0
Curtailment losses (gains)	0	0	0
Special termination benefits	0	0	0
Acquisition/Divestiture losses (gains)	0	0	0
Total net periodic benefit cost	86	89	85
Changes Recognized in Comprehensive Income
Net actuarial (gain) loss during period	108	(514)	(111)
Amortization of actuarial loss	19	(13)	(15)
Prior service (credits) costs during period	1	18	0
Amortization of prior service (costs) credits	25	27	27
Total changes recognized in other comprehensive income	153	(482)	(99)
Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	239	(393)	(14)
U.S. | Pension Benefits
Net Periodic Benefit Cost
Service cost	342	432	450
Interest cost	448	318	235
Expected return on plan assets	(557)	(624)	(596)
Amortization of prior service costs (credits)	4	2	2
Recognized actuarial losses	199	218	309
Settlement losses	56	363	672
Curtailment losses (gains)	0	0	0
Special termination benefits	0	0	0
Acquisition/Divestiture losses (gains)	0	0	0
Total net periodic benefit cost	492	709	1,072
Changes Recognized in Comprehensive Income
Net actuarial (gain) loss during period	270	(279)	(725)
Amortization of actuarial loss	(255)	(581)	(981)
Prior service (credits) costs during period	0	40	0
Amortization of prior service (costs) credits	(4)	(2)	(2)
Total changes recognized in other comprehensive income	11	(822)	(1,708)
Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	503	(113)	(636)
Int'l. | Pension Benefits
Net Periodic Benefit Cost
Service cost	58	83	123
Interest cost	193	137	137
Expected return on plan assets	(204)	(176)	(171)
Amortization of prior service costs (credits)	8	6	8
Recognized actuarial losses	8	15	46
Settlement losses	0	(6)	7
Curtailment losses (gains)	2	(5)	(1)
Special termination benefits	(2)	0	0
Acquisition/Divestiture losses (gains)	2	0	0
Total net periodic benefit cost	65	54	149
Changes Recognized in Comprehensive Income
Net actuarial (gain) loss during period	172	(257)	(408)
Amortization of actuarial loss	(8)	(5)	(73)
Prior service (credits) costs during period	28	38	0
Amortization of prior service (costs) credits	(8)	(6)	(11)
Total changes recognized in other comprehensive income	184	(230)	(492)
Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$ 249	$ (176)	$ (343)